Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
The computations of basic and diluted EPS for 2013, 2012 and 2011 are as follows:

(Millions, except per common share data)	2013	2012	2011
Net income attributable to Aetna	$1,913.6	$1,657.9	$1,985.7
Weighted average shares used to compute basic EPS	355.4	340.1	372.5
Dilutive effect of outstanding stock-based compensation awards	3.8	4.9	7.7
Weighted average shares used to compute diluted EPS	359.2	345.0	380.2
Basic EPS	$5.38	$4.87	$5.33
Diluted EPS	$5.33	$4.81	$5.22

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The stock-based compensation awards excluded from the calculation of diluted EPS for 2013, 2012 and 2011 are as follows:

(Millions)	2013	2012	2011
Stock appreciation rights ("SARs") (1)	1.7	8.3	12.4
Market stock units ("MSUs") (2)	.4	.2	—
Performance stock units ("PSUs") (2)	.7	.5	.3
Performance stock appreciation rights ("PSARs") (2)	.7	—	—

(1)	SARs are excluded from the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).

(2)
PSUs, certain MSUs with performance conditions, and PSARs are excluded from the calculation of diluted EPS if all necessary performance conditions have not been satisfied at the end of the reporting period (refer to Note 12 beginning on page 121 for additional information about PSARs).